Accumulated Other Comprehensive Income (Details Narrative) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Accumulated foreign currency translation adjustments	$ 240	$ 268	$ 200